Submission	Jul. 30, 2024
Submission [Line Items]
Central Index Key	0001743881
Registrant Name	BridgeBio Pharma, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES